Schedule of ROU assets classified within property, plant and equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Carrying amounts ROU assets	$ 2,130,496	$ 2,130,216
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Carrying amounts ROU assets	2,040,813	1,999,304
Plant and equipment [member]
IfrsStatementLineItems [Line Items]
Carrying amounts ROU assets		270
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying amounts ROU assets	$ 89,683	$ 130,642